Managed Income Fund	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Managed Income Fund	Managed Income Fund
The contract value of fully benefit-responsive investment contracts was $111,124,416 and $134,365,790, respectively, at December 31, 2025 and 2024. The contract value of the fully benefit-responsive investment contracts includes interest-bearing cash of $915,461 and $419,235, respectively, at December 31, 2025 and 2024. The contract value of fully benefit-responsive investment contracts excludes short term investments in registered investment companies that are not covered by the wrapper contracts. These investments are reported at fair value in the amount of $1,956,496 and $2,554,876, respectively, at December 31, 2025 and 2024.